N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 11, 2025
Amendment Flag	false
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000078455 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000065160 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000055033 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%
C000082531 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)	1.10%	-1.74%	3.06%	4.38%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000082531 [Member] | C000209234 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco International Growth Fund – Class A (Effective 8/22/25, Invesco Oppenheimer International Growth Fund was renamed Invesco International Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%